SCHEDULE OF COMPONENTS OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases
Operating lease expense	$ 31,064	$ 81,966
Amortization of right-of-use assets	1,531,337	1,546,442
Interest on lease liabilities	156,105	185,166
Total finance lease expense	$ 1,687,442	$ 1,731,608